Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Schedule of Cost of Revenue

Cost of revenue

	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Payroll and associated expenses	11,605	3,396	1,703
Farm operating expenses	20,407	11,749	1,545
Purchases	115,952	29,688	-
Depreciation	3,163	2,562	534
Changes in inventory	(27,439)	(12,746)	3,674
	123,688	34,649	7,456

Schedule of General and Administrative Expenses

General and administrative expenses:

	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Payroll and associated expenses	8,673	5,207	6,655
Consulting and professional expenses	4,686	1,183	2,889
Directors including share-based payment	567	329	236
Insurance	2,661	395	181
Rent and maintenance	2,837	395	750
Provision for doubtful debts	-	-	550
Fees	337	172	176
Depreciation	2,931	691	294
Other	4,514	221	342
	27,206	8,593	12,073

Schedule of Sales and Marketing

Sales and Marketing:

	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Payroll and associated expenses	15,053	2,524	651
Commission distribution	5,624	4,544	246
Other	2,537	1,372	1,796
	23,214	8,440	2,693

Schedule of Other Expenses Income

Other expenses (income):

	For the year ended December 31
A. Other income	2021	2020	2019
	NIS in thousands

Gain in respect of acquisition of a subsidiary	-	-	58,808
Other	860	-	154
	860	-	58,962

B. Other expenses	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Issuance expenses (1)	3,504	3,321	-
Other	327	1,242	-
	3,831	4,563	-

(1)	During 2020, the Company recorded issuance expenses in the amount of NIS 3,321 thousand, which were associated with a shares transaction that did not consummate. During 2021, the Company registered its shares on Nasdaq.